Share-Based Payment (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 28, 2017 shares	Jun. 26, 2017 shares	Jan. 23, 2017 ₪ / shares shares	Nov. 23, 2014 ₪ / shares shares
Share-Based Payment (Textual)
Option vesting period	4 years
share based compensation non vested | $	$ 3,653
Bottom of range [member]
Share-Based Payment (Textual)
Weighted average grant-date fair value | $ / shares	$ 4.97
Bottom of range [member]
Share-Based Payment (Textual)
Weighted average grant-date fair value | $ / shares	$ 5.85
Ordinary C Share [Member]
Share-Based Payment (Textual)
Par value | ₪ / shares					₪ 0.01
Authorized					1,500,000
2017 Share incentive Plan [Member]
Share-Based Payment (Textual)
Number of shares reserved for issuance	1,338,015	559,764	463,384	312,867
Par value | ₪ / shares				₪ 0.01
2014 Israel Share Option Plan [Member] | Ordinary C Share [Member]
Share-Based Payment (Textual)
Shares issued					1,152,044